CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Revenue	$ 8,856,888	$ 6,112,531	$ 20,822,317	$ 10,228,447	$ 30,013,378	$ 6,755,436
COST OF REVENUE	8,154,554	5,632,433	19,509,987	9,384,657	28,057,111	6,154,396
GROSS PROFIT	702,334	480,098	1,312,330	843,790	1,956,267	601,040
OPERATING EXPENSES
General and administrative expenses	772,780	1,270,848	1,524,528	1,664,342	4,852,801	794,099
Depreciation and amortization expense	8,339	5,890	16,135	11,032	25,903	9,448
Impairment of goodwill				1,949,884	1,949,884
TOTAL OPERATING EXPENSES	781,119	1,276,738	1,540,663	3,625,258	6,828,588	803,547
LOSS FROM OPERATIONS	(78,785)	(796,640)	(228,333)	(2,781,468)	(4,872,321)	(202,507)
OTHER INCOME (EXPENSE)
Other income						19
Interest expense - related party	(66)	(66)	(132)	(132)	(2,592)	(264)
Interest expense	(272,419)	(171,327)	(558,997)	(281,455)	(748,474)	(189,687)
Non-cash interest expense	(490,771)		(1,774,783)		(886,483)	(16,063)
Other expense	(4,360)	(1,584)	(7,138)	(13,234)	(27,492)	(12,764)
Forgiveness of debt	(743)		48,880
Gain on exchange of equity investments, net of unrealized loss on change in fair value	1,826,160		1,826,160
Loss on extinguishment of debt			(1,464,698)
Foreign currency transaction gain (loss)	(196,627)	130,001	(114,344)	202,971	330,395	(178,967)
TOTAL OTHER EXPENSE	861,174	(42,976)	(2,045,052)	(91,850)	(1,334,646)	(397,726)
LOSS BEFORE INCOME TAXES	782,389	(839,616)	(2,273,385)	(2,873,318)	(6,206,967)	(600,233)
INCOME TAX EXPENSE			(28)	(32)	(2,801)	(769)
NET LOSS	782,389	(839,616)	(2,273,413)	(2,873,350)	(6,209,768)	(601,002)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	181,366	(111,658)	46,312	(126,677)	(334,766)	55,215
TOTAL OTHER COMPREHENSIVE LOSS	$ 963,755	$ (951,274)	$ (2,227,101)	$ (3,000,027)	$ (6,544,534)	$ (545,787)
BASIC AND DILUTED NET LOSS PER SHARE					$ (0.49)	$ (0.05)
BASIC NET LOSS PER SHARE	$ 0.06	$ (0.07)	$ (0.18)	$ (0.23)
DILUTED NET LOSS PER SHARE	$ 0.06	$ (0.07)	$ (0.18)	$ (0.23)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and Diluted					12,780,013	12,564,824
Basic	13,167,364	12,786,438	12,918,417	12,734,183
Diluted	13,229,583	12,786,438	12,918,417	12,734,183